Share-Based Compensation Plans - Restricted Stock Narratives (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	$ 27.1	$ 31.1	$ 40.6
Restricted stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term for restrictions to lapse	6 years
Share-based compensation	$ 13.8	$ 9.9	$ 12.9
Total unrecognized compensation cost, net of estimated forfeitures	$ 13.1
Total unrecognized compensation cost, weighted-average period for recognition	2 years